Note 18 - Financial Instruments (Details Textual) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Non-marketable Equity Securities [Member]
Fair Value, Estimate Not Practicable, Investments	¥ 1,019,685	¥ 853,629
Investments in Funds [Member]
Fair Value, Estimate Not Practicable, Investments	¥ 984,659	¥ 1,492,596